Disposals Including Business Closures - Additional Information (Detail)		12 Months Ended
	Oct. 05, 2017	Dec. 31, 2015
Penguin Random House [member]
Disclosure of disposals [line items]
Proportion of sales of voting power held in associate	22.00%
Proportion of voting power held in associate	25.00%
The Economist [member]
Disclosure of disposals [line items]
Percentage share held in Economist		10.00%